Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of Other intangible assets

		Million of euros
			Net			Application of
			additions	Change in	Amortization	amortization	Exchange
	Estimated	December 31,	and	scope of	and	and	differences	December 31,
	useful life	2017	disposals	consolidation	impairment	impairment	and other	2018
With indefinite useful life:
Brand names		35	—	—	—	—	1	36

With finite useful life:
IT developments	3-7 years	6,945	1,468	1	—	(1,102)	(178)	7,134
Other		1,560	1	12	—	(50)	(13)	1,510
Accumulated amortisation		(5,386)	—	(1)	(1,253)	1,035	173	(5,432)
Development		(4,721)	—	(1)	(1,153)	985	147	(4,743)
Other		(665)	—	—	(100)	50	26	(689)
Impairment losses		(240)	—	—	(117)	117	86	(154)
Of which: addition		—	—	—	(118)	—	—	—
liberation		—	—	—	1	—	—	—
		2,914	1,469	12	(1,370)	—	69	3,094

		Million of euros
			Net			Application of
			additions	Change in	Amortization	amortization	Exchange
	Estimated	December 31,	and	scope of	and	and	differences	December 31,
	useful life	2016	disposals	consolidation	impairment	impairment	and other	2017
With indefinite useful life:
Brand names		39	—	—	—	—	(4)	35

With finite useful life:
IT developments	3-7 years	6,558	1,470	42	—	(679)	(446)	6,945
Other		1,245	68	436	—	(126)	(63)	1,560
Accumulated amortisation		(4,848)	—	(64)	(1,403)	694	235	(5,386)
Development		(4,240)	—	(14)	(1,310)	627	216	(4,721)
Other		(608)	—	(50)	(93)	67	19	(665)
Impairment losses		(297)	—	—	(174)	111	120	(240)
Of which: addition		—	—	—	(174)	—	—	—
		2,697	1,538	414	(1,577)	—	(158)	2,914

		Million of euros
			Net			Application of
			additions	Change in	Amortization	amortization	Exchange
	Estimated	December 31,	and	scope of	and	and	differences	December 31,
	useful life	2015	disposals	consolidation	impairment	impairment	and other	2016
With indefinite useful life:
Brand names		49	1	—	—	(11)	—	39

With finite useful life:
IT developments	3-7 years	5,411	1,726	—	—	(890)	311	6,558
Other		1,306	41	(124)	—	—	22	1,245
Accumulated amortisation		(3,873)	—	—	(1,275)	716	(416)	(4,848)
Development		(3,353)	—	—	(1,168)	716	(435)	(4,240)
Other		(520)	—	—	(107)	—	19	(608)
Impairment losses		(423)	—	—	(11)	185	(48)	(297)
Of which: addition		—	—	—	(11)	—	—	—
		2,470	1,768	(124)	(1,286)	—	(131)	2,697